CONSOLIDATED STATEMENTS OF CASH FLOWS (USD $)	12 Months Ended
	Jun. 30, 2014	Jun. 30, 2013	Jun. 30, 2012
Cash flows from operating activities:
Net income	$ 71,450,640	$ 52,520,883	$ 56,573,747
Adjustments to reconcile net income to net cash provided by operating activities:
Depreciation of property, plant and equipment	7,050,577	6,223,644	6,054,199
Amortization of prepaid land leases	244,948	157,504	171,204
Amortization of intangible assets	5,412,766	2,847,773	1,362,282
Allowance for doubtful accounts	10,545,263	6,341,873	4,434,129
Loss (gain) on disposal of property, plant and equipment	(131,632)	(97,449)	196,117
Impairment loss on a cost investment	325,373	0	0
Share of net loss (income) from equity investees	2,692,052	(297,177)	3,141
Dividends income from cost investees	0	(833,567)	0
Gain on disposal of long term investments	0	0	(2,043,977)
Gain on disposal of a subsidiary	0	(6,478)	0
Share-based compensation expenses	2,986,192	1,599,496	1,139,368
Deferred income tax expenses (benefit)	(5,427,366)	(1,955,829)	1,713,253
Acquisition-related consideration adjustments	8,919,629	1,163,179	0
Changes in operating assets and liabilities:
Accounts receivable	(88,592,672)	(33,422,591)	(29,288,766)
Costs and estimated earnings in excess of billings	(38,810,335)	(19,956,215)	(12,302,872)
Inventories	(805,998)	(6,673,261)	2,412,298
Advances to suppliers	(2,959,070)	2,054,370	(1,814,764)
Other receivables	696,744	(3,432,599)	4,132,144
Deposits and other assets	(5,141,709)	(4,856,915)	(1,118,873)
Due from related parties	2,775,626	(11,672,808)	(2,871,070)
Accounts payable	24,160,888	22,435,049	8,838,803
Deferred revenue	63,348,056	4,140,209	14,392,486
Accruals and other payable	7,978,760	11,040,307	2,966,928
Cash dividends received from equity investees	2,407,757	0	0
Due to related parties	1,898,780	57,762	(344,006)
Income tax payable	6,762,941	53,799	(2,871,713)
Other tax payables	5,489,809	3,246,426	5,445,154
Net cash provided by operating activities	83,278,019	30,677,385	57,179,212
Cash flows from investing activities:
Time deposits placed with banks	(18,881,389)	(19,592,169)	(39,012,896)
Purchases of property, plant and equipment	(8,359,115)	(9,087,583)	(8,250,146)
Maturity of time deposits	11,589,142	28,068,557	17,426,000
Proceeds from disposal of property, plant and equipment	866,494	333,810	3,276,341
Proceeds from disposal of shares of equity investees	0	0	4,439,707
Acquisition of shares of an equity investee	0	0	(474,316)
Cash contributions to an equity investee	(3,904,471)
Cash contributions to a cost investee	(1,030,469)	0	0
Acquisition of a subsidiary, net of cash acquired	(5,510,000)	(11,936,376)	(5,296,855)
Proceeds from disposal of a subsidiary	0	112,674	0
Net cash used in investing activities	(25,229,808)	(12,101,087)	(27,892,165)
Cash flows from financing activities:
Proceeds from short-term bank loans	14,582,047	7,499,136	563,736
Repayments of short-term bank loans	(13,826,110)	(4,555,348)	(12,314,261)
Proceeds from long-term bank loans	108,317	610,588	0
Repayments of long-term bank loans	(9,191,655)	(8,237,030)	(6,012,895)
Proceeds from exercise of options	0	967,200	672,000
Repayment of amounts due to the former shareholders of a subsidiary	0	0	(8,243,700)
Net cash used in financing activities	(8,327,401)	(3,715,454)	(25,335,120)
Effect of foreign exchange rate changes	209,709	1,034,773	1,711,976
Net increase in cash and cash equivalents	49,930,519	15,895,617	5,663,903
Cash and cash equivalents, beginning of year	112,228,579	96,332,962	90,669,059
Cash and cash equivalents, end of year	162,159,098	112,228,579	96,332,962
Supplementary disclosures of cash flow information:
Interest	1,842,372	2,087,170	3,031,593
Income tax	17,612,883	10,024,263	11,144,407
Supplementary disclosures of significant non-cash transactions:
Acquisition of property, plant and equipment included in construction costs payable and accrued liabilities	1,988,759	6,763,643	8,010,950
Issuance of ordinary shares as purchase consideration in connection with the acquisition of Concord	0	0	9,121,499
Issuance of ordinary shares as purchase consideration in connection with the acquisition of Bond	$ 0	$ 16,908,964	$ 0